Consolidated Statements of Redeemable Convertible Preferred Stock and Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Redeemable preferred stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained earnings (accumulated deficit) [Member]
Beginning Balance at Dec. 31, 2010	$ 12,402	$ 0	$ 263	$ 674	$ 11,465
Beginning Balance, Shares at Dec. 31, 2010			73,160,000
Reclassification of retained earnings due to termination of S corporation election	0		0	9,108	(9,108)
Issuance of common stock upon initial public offering, net of offering costs	0	19,663	0	0	0
Issuance of common stock upon initial public offering, net of offering costs, Shares		7,894,000
Preferred stock dividend to common stockholders	(67,995)	67,995	0	(10,030)	(57,965)
Preferred stock dividend to common stockholders		26,840,000
Preferred stock dividend accretion	(3,432)	3,432	0	(3,432)	0
Accretion of preferred stock issuance costs	(56)	56	0	(56)	0
Exercise of stock options	11		11	0	0
Exercise of stock options, Shares	46,000		646,000
Stock-based compensation expense	8,975		0	8,975	0
Stock options assumed in acquisition	339		0	339	0
Stockholder contribution	6,120		0	6,120	0
Cash distribution to stockholders	(5,071)		0	(5,071)	0
Contribution of shares by executive	0		(267)	267	0
Retirement of common stock	0
Net income	24,612		0	0	24,612
Ending Balance, Temporary equity at Dec. 31, 2011		91,146
Ending Balance at Dec. 31, 2011	(24,095)		7	6,894	(30,996)
Ending Balance, Temporary equity, Shares at Dec. 31, 2011		34,734,000
Ending Balance, Shares at Dec. 31, 2011			73,806,000
Preferred stock dividend to common stockholders	0
Preferred stock dividend accretion	(4,207)	4,207	0	(4,207)	0
Accretion of preferred stock issuance costs	(67)	67	0	(67)	0
Exercise of stock options	1,906		0	1,906	0
Exercise of stock options, Shares	2,486,000		2,565,000
Vesting of shares related to early exercise of common stock options	201		0	201	0
Vesting of shares related to restricted stock and early exercise of common stock options, Shares			132,000
Stock-based compensation expense	9,156		0	9,156	0
Cash distribution to stockholders	(110,648)	(6,713)	0	(29,162)	(81,486)
Excess tax benefit from stock-based compensation	4,182		0	4,182	0
Retirement of common stock	0
Conversion of preferred stock to common stock		(4,211,000)	4,211,000
Conversion of preferred stock to common stock	11,569	(11,569)	1	11,568	0
Net income	32,262		0	0	32,262
Ending Balance, Temporary equity at Dec. 31, 2012	77,138	77,138
Ending Balance at Dec. 31, 2012	(79,741)		8	471	(80,220)
Ending Balance, Temporary equity, Shares at Dec. 31, 2012	30,523,036	30,523,000
Ending Balance, Shares at Dec. 31, 2012			80,714,000
Preferred stock dividend to common stockholders	0
Preferred stock dividend accretion	0
Accretion of preferred stock issuance costs	(60)	60	0	(60)	0
Exercise of stock options	769		0	769	0
Exercise of stock options, Shares	345,000		346,000
Vesting of shares related to early exercise of common stock options	379		0	379	0
Vesting of shares related to restricted stock and early exercise of common stock options, Shares			267,000
Stock-based compensation expense	10,887		0	10,887	0
Issuance of common stock for acquisition, Shares			108,000
Issuance of common stock for acquisition	1,741		0	1,741	0
Excess tax benefit from stock-based compensation	323		0	323	0
Retirement of common stock	(242)		0	0	(242)
Retirement of common stock, Shares			(15,000)
Net income	60,578		0	0	60,578
Ending Balance, Temporary equity at Dec. 31, 2013	77,198	77,198
Ending Balance at Dec. 31, 2013	(5,366)		8	14,510	(19,884)
Ending Balance, Temporary equity, Shares at Dec. 31, 2013	30,523,036	30,523,000
Ending Balance, Shares at Dec. 31, 2013			81,420,000
Issuance of common stock upon initial public offering, net of offering costs	194,617		1	194,616	0
Issuance of common stock upon initial public offering, net of offering costs, Shares			8,900,000
Preferred stock dividend to common stockholders	0
Preferred stock dividend accretion	0
Accretion of preferred stock issuance costs	(34)	34	0	(34)	0
Exercise of stock options	3,620		0	3,620	0
Exercise of stock options, Shares	3,932,000		3,931,000
Vesting of shares related to early exercise of common stock options	205		0	205	0
Vesting of shares related to restricted stock and early exercise of common stock options, Shares			151,000
Contribution of shares by executive	0		0	0	0
Excess tax benefit from stock-based compensation	23,592		0	23,592	0
Retirement of common stock	(1,176)		0	(1,176)	0
Retirement of common stock, Shares			(64,000)
Conversion of preferred stock to common stock		(30,523,000)	30,523,000
Conversion of preferred stock to common stock	77,232	(77,232)	3	77,229	0
Contribution of shares by executive, Shares			(665,000)
Stock-based compensation expense	52,143		1	52,142	0
Stock-based compensation expense			1,581,000
Net income	5,828		0	0	5,828
Ending Balance, Temporary equity at Sep. 30, 2014	0
Ending Balance at Sep. 30, 2014	$ 350,661		$ 13	$ 364,704	$ (14,056)
Ending Balance, Temporary equity, Shares at Sep. 30, 2014	0
Ending Balance, Shares at Sep. 30, 2014			125,777,000